Condensed Consolidated Statements of Stockholders' Deficit (Q1) - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 11			$ 8,545	$ (10,672)	$ (2,116)
Balance (in shares) at Dec. 31, 2017	11,497,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement - net proceeds		$ 2		4,666	0	4,668
Shares issued pursuant to a private placement - net proceeds (in shares)		2,391,000
Share-based compensation	$ 1			431		432
Share-based compensation (in shares)	164,000
Net and comprehensive loss available to common stockholders	$ 0			0	(6,026)	(6,026)
Balance at Dec. 31, 2018	$ 12	$ 2		13,642	(16,698)	(3,042)
Balance (in shares) at Dec. 31, 2018	11,661,485	2,391,403
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement - net proceeds	$ 0	$ 0		150	0	150
Shares issued pursuant to a private placement - net proceeds (in shares)	0	69,115
Share-based compensation	$ 0	$ 0		206	0	206
Share-based compensation (in shares)	18,964
Net and comprehensive loss available to common stockholders	$ 0	0			(2,776)	(2,776)
Balance at Mar. 31, 2019	$ 12	$ 2		13,998	(19,474)	(5,462)
Balance (in shares) at Mar. 31, 2019	11,680,449	2,460,518
Balance at Dec. 31, 2018	$ 12	$ 2		13,642	(16,698)	(3,042)
Balance (in shares) at Dec. 31, 2018	11,661,485	2,391,403
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement - net proceeds	$ 0	$ 0		150	0	150
Shares issued pursuant to a private placement - net proceeds (in shares)	0	70,000
Share-based compensation	$ 1	$ 0		10,280	0	10,281
Share-based compensation (in shares)	1,119,000	0
Shares issued to third parties for services	$ 1	$ 0		3,476	0	3,477
Stock issued to third parties for services (in shares)	1,009,000	0
Warrants issued to third parties for services	$ 0	$ 0		2,968	0	2,968
Net and comprehensive loss available to common stockholders	0	0	$ 0		(184,571)	(184,571)
Balance at Dec. 31, 2019	$ 48	$ 0	$ 10,566	194,150	(201,269)	(7,071)
Balance (in shares) at Dec. 31, 2019	47,977,390	0	1,387,378
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement - net proceeds	$ 0			500	0	500
Shares issued pursuant to a private placement - net proceeds (in shares)	308,642
Share-based compensation	$ 1			2,484	0	2,485
Share-based compensation (in shares)	455,956
Shares and warrants issued to third party for contract termination	$ 0			198	0	198
Shares and warrants issued to third party for contract termination (in shares)	72,720
Shares issued to third parties for services	$ 0			125	0	125
Stock issued to third parties for services (in shares)	125,000
Warrants issued to third parties for services	$ 0			2,594	0	2,594
Net and comprehensive loss available to common stockholders	0			0	(9,488)	(9,488)
Balance at Mar. 31, 2020	$ 49		$ 10,566	$ 200,051	$ (210,757)	$ (10,657)
Balance (in shares) at Mar. 31, 2020	48,939,708		1,387,378